Earnings per share	12 Months Ended
Dec. 31, 2015
Earnings per share [Abstract]
Earnings per share
16.	Earnings per share

Immediately prior to the completion of the IPO, the Company adopted Dual Class Structure. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders' meetings, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. The Class A and Class B ordinary shares have the same rights except for voting rights. Therefore, the two-class method of computing earnings per share is not applicable.

The following table sets forth the computation of basic and diluted net income per share attributable to Jumei's ordinary shareholders for the periods indicated:

	For the Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Numerator:
Net income attributable to Jumei International Holding Limited	156,567	405,141	122,916
Redeemable Preferred Shares redemption value accretion	(11,123)	(4,629)	-
Income allocation to participating preferred shares	(46,473)	(55,984)	-
Numerator for basic and diluted income per share attributable to Jumei's ordinary shareholders	98,971	344,528	122,916

Denominator:
Weighted average number of ordinary shares – basic	59,475,739	115,090,686	145,901,672
Dilutive effect of share options	4,093,946	5,301,794	3,848,667
Dilutive effect of RSUs	-	450	8,486
Dilutive effect of Founders' shares	19,627,103	4,824,124	-
Weighted average number of ordinary shares – diluted	83,196,788	125,217,054	149,758,825

Net income per share attributable to Jumei's ordinary shareholders
- Basic	1.66	2.99	0.84
- Diluted	1.19	2.75	0.82

Potentially dilutive securities that were not included in the calculation of dilutive net income per share because where their inclusion would have been anti-dilutive included share options of nil, 295,770, and 1,098,037 for the years ended December 31, 2013, 2014 and 2015, respectively.